Long term loan and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Loan and Other Long-term Liabilities

	December 31,
	2019	2018
Long-term loan less current maturities of long-term loan	$2,535	$2,792
Contingent consideration	2,439	—
Accrued rent	454	364
Accrual for uncertain tax positions	184	124
	$5,612	$3,280

Schedule of Future Payments of Long-term Loan

2020	$504
2021	526
2022	381
2023	382
2024 and after	1,245
$3,038